Financial Instruments - Increase or Decrease in Allowance (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
At beginning of the year	¥ 3,318
At end of the year	5,197	¥ 3,318
Trade receivables
Disclosure of other provisions [line items]
At beginning of the year	3,318	8,819
Increases	4,336	3,548
Decreases (written off)	(1,210)	(7,973)
Decreases (reversed)	(946)	(1,150)
Reclassification to assets held for sale		(36)
Foreign currency translation differences	(301)	110
At end of the year	5,197	3,318
Trade receivables | Bad debt provision calculated by simplified approach
Disclosure of other provisions [line items]
At beginning of the year	1,391	3,661
Increases	2,061	1,305
Decreases (written off)	(908)	(2,716)
Decreases (reversed)	(617)	(942)
Reclassification to assets held for sale		(36)
Foreign currency translation differences	(257)	119
At end of the year	1,670	1,391
Trade receivables | Bad debt provision recognized to credit- impaired financial assets
Disclosure of other provisions [line items]
At beginning of the year	1,927	5,158
Increases	2,275	2,243
Decreases (written off)	(302)	(5,257)
Decreases (reversed)	(329)	(208)
Reclassification to assets held for sale		0
Foreign currency translation differences	(44)	(9)
At end of the year	¥ 3,527	¥ 1,927